Goodwill and Other Intangible Assets	12 Months Ended
Jun. 30, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets

4. Goodwill and Other Intangible Assets

The Company’s intangible assets and goodwill consisted of the following:

	As of June 30, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Useful Life
Definite-lived intangibles:
Dealer relationships	$27,392	$(20,258)	$7,134	8 Years
Patent	1,386	(684)	702	12 Years
Trade name	24,567	(9,690)	14,877	15 Years

Total definite-lived intangibles	53,345	(30,632)	22,713
Goodwill	5,718	—	5,718

Total intangible assets and goodwill	$59,063	$(30,632)	$28,431

	As of June 30, 2013
	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Useful Life
Definite-lived intangibles:
Dealer relationships	$27,392	$(23,683)	$3,709	8 Years
Patent	1,386	(799)	587	12 Years
Trade name	24,567	(11,328)	13,239	15 Years

Total definite-lived intangibles	53,345	(35,810)	17,535
Goodwill	5,718	—	5,718

Total intangible assets and goodwill	$59,063	$(35,810)	$23,253

Amortization expense recognized on all amortizable intangibles was $5,178 for each of the fiscal years ended June 30, 2011, 2012 and 2013. As of June 30, 2013, the weighted average useful lives for dealer relationships were 1.1 years, the weighted average useful lives for patents were 5.1 years and the weighted average useful lives for trade names were 8.1 years.

Estimated future amortization expenses were as follows:

Years Ending June 30,	As of June 30, 2013
2014	$5,177
2015	2,039
2016	1,753
2017	1,753
2018	1,753
Thereafter	5,060

$17,535